Note 22 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2018	2017	2016
France	1,687	1,003	4,936
Other countries	(1,667)	(1,296)	(492)
Total	20	(293)	4,444

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017	2016
Current income tax expense:
France	(163)	(161)	(323)
Other countries	(351)	(373)	(249)
Sub-total current income tax expense	(515)	(534)	(572)
Deferred income tax (expense) benefit:
France	2	(15)	(2)
Other countries	155	161	(30)
Sub-total deferred income tax (expense) benefit	157	146	(32)
Total	(358)	(388)	(602)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2018	2017
Net operating loss carry forwards	13,675	13,218
Elimination of intercompany profit in inventory	187	167
Elimination of intercompany profit in fixed assets	343	265
Provisions for retirement indemnities	488	566
Capital leases treated as operating leases for tax	10	(3)
Other items	174	216
Total deferred tax assets	14,877	14,431
Total deferred tax liabilities	–	–
Net deferred tax assets	14,877	14,431
Valuation allowance for deferred tax assets	(14,553)	(14,266)
Deferred tax assets (liabilities), net of allowance	324	165

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017	2016
Effective income / (loss) tax at French statutory tax rate	(6)	98	(1,480)
Income of foreign subsidiaries taxed at different tax rates	(124)	64	109
Effect of net operating loss carry-forwards and valuation allowances	(210)	(1,530)	115
Non-taxable debt fair value variation	235	1,026	1,207
Permanent differences	(392)	178	217
Effect of cancellation of intra-group positions	35	144	–
French business tax included in income tax (CVAE)	(161)	(161)	(152)
Other	265	(207)	(617)
Effective income (loss) tax	(358)	(388)	(602)